BORROWINGS - Narrative (Details) € in Millions, ¥ in Millions, R$ in Millions, $ in Millions, $ in Billions	Jun. 30, 2022 USD ($) tranche	Jun. 30, 2022 COP ($) tranche	Jun. 30, 2022 BRL (R$) tranche	Jun. 30, 2022 CNY (¥) tranche	Jun. 30, 2022 EUR (€) tranche	Mar. 31, 2022 USD ($) tranche	Mar. 31, 2022 COP ($) tranche	Mar. 31, 2022 BRL (R$) tranche	Mar. 31, 2022 CNY (¥) tranche	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 23,415									$ 21,529
March 2022 Financing Maturing 2032
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 53	$ 200
Interest rate (%)						8.66%	8.66%	8.66%	8.66%
March 2022 Financing Maturing 2029 and 2037
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 95	$ 356
Number of tranches | tranche						2	2	2	2
Interest rate (%)						4.39%	4.39%	4.39%	4.39%
March 2022 Financing Maturing 2032, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 53	$ 200
Interest rate (%)						3.25%	3.25%	3.25%	3.25%
March 2022 Financing Maturing February 2045
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 29		R$ 150
Interest rate (%)						5.04%	5.04%	5.04%	5.04%
March 2022 Financing Maturing 2037
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 132			¥ 835
Number of tranches | tranche						2	2	2	2
Interest rate (%)						4.90%	4.90%	4.90%	4.90%
March 2022 Revolving Credit Facility Maturing March 2025
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 150
Increase in borrowing capacity						50
March 2022 Refinancing for Debt Associated with United States Business Maturing 2032
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 170
Number of tranches | tranche						2	2	2	2
Interest rate (%)						3.62%	3.62%	3.62%	3.62%
March 2022 Refinancing for Debt Associated with United States Business Maturing 2026
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 35
March 2022 Refinancing for Debt Associated with United States Business Maturing 2026, Fixed Rate Instrument
Disclosure of detailed information about borrowings [line items]
Interest rate (%)						4.98%	4.98%	4.98%	4.98%
March 2022 Refinancing for Debt Associated with United States Business Maturing 2026, Variable Rate Instrument
Disclosure of detailed information about borrowings [line items]
Interest rate (%)						3.25%	3.25%	3.25%	3.25%
June 2022 Financing Maturing 2045
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 63		R$ 300
Interest rate (%)	5.39%	5.39%	5.39%	5.39%	5.39%
June 2022 Financing Maturing 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 96		R$ 500
Interest rate (%)	1.58%	1.58%	1.58%	1.58%	1.58%
June 2022 Financing Maturing 2039
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 70				€ 66
Interest rate (%)	3.36%	3.36%	3.36%	3.36%	3.36%
June 2022 Financing Maturing 2025
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 250
Interest rate (%)						4.00%	4.00%	4.00%	4.00%
June 2022 Refinancing for Debt Associated with United States Business
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 750
Increase in borrowing capacity	250
June 2022 Refinancing for Debt Associated with United States Business Maturing 2029
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 500
Interest rate (%)	2.85%	2.85%	2.85%	2.85%	2.85%
June 2022 Financing Maturing 2029
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 402
Number of tranches | tranche	2	2	2	2	2
Interest rate (%)	5.23%	5.23%	5.23%	5.23%	5.23%
June 2022 Financing for Debt Associated with China Business Maturing 2039
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 43			¥ 290
Interest rate (%)	4.60%	4.60%	4.60%	4.60%	4.60%
June 2022 Financing Maturing 2032, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 97	$ 400
Interest rate (%)	3.25%	3.25%	3.25%	3.25%	3.25%
June 2022 Financing Maturing 2030, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 24	$ 100
Interest rate (%)	3.90%	3.90%	3.90%	3.90%	3.90%
June 2022 Financing Maturing 2030, Colombian Instrument Two
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 12	$ 50
Interest rate (%)	3.90%	3.90%	3.90%	3.90%	3.90%
June 2022 Financing Maturing 2034, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 24	$ 100
Interest rate (%)	4.70%	4.70%	4.70%	4.70%	4.70%
June 2022 Financing Maturing 2027, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 53	$ 219
Interest rate (%)	2.45%	2.45%	2.45%	2.45%	2.45%
June 2022 Financing Maturing 2029, Colombian Instrument
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 144	$ 594
Interest rate (%)	2.98%	2.98%	2.98%	2.98%	2.98%
June 2022 Financing Maturing 2030, Colombian Instrument Three
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 57	$ 237
Interest rate (%)	2.45%	2.45%	2.45%	2.45%	2.45%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 440									0
Carrying value						$ 1,000				$ 500
Interest rate (%)	2.20%	2.20%	2.20%	2.20%	2.20%